Basis of Preparation of the Consolidated Financial Statements - Summary of Financial Information on Yguazu Cementos S A (Parenthetical) (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 3,179,687,713	$ 803,285,795	$ 328,404,790	$ 260,836,959
Yguaz Cementos S.A. [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 111,943,934	$ 207,927,790